Derivative Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative, Notional Amount	$ 3,800,000,000
Notional amounts of derivatives	500,000,000	0
Fair value of derivatives	(6,100,000)
Interest rate swaps, fair value	$ (9,800,000)	$ 5,700,000
Maximum length of time hedged in cash flow hedge	12 years
Number of interest rate swaps held	4
Number of aircraft	251
Minimum [Member]
Derivative [Line Items]
Derivative variable benchmark interest range, maturity period, months	1
Maximum [Member]
Derivative [Line Items]
Derivative variable benchmark interest range, maturity period, months	6
Genesis [Member]
Derivative [Line Items]
Number of interest rate swaps held	2